J.P. MORGAN INCOME FUNDS

JPMorgan Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 29, 2017

to the Prospectuses and Summary Prospectuses

dated July 1, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Income Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
J. Andrew Norelli	2014	Managing Director
Andrew Headley	2017	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers — Income Fund” is hereby deleted in its entirety and replaced by the following:

Income Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are J. Andrew Norelli, Managing Director, and Andrew Headley, Managing Director and CFA charterholder. Mr. Norelli has managed the Fund since its inception and Mr. Headley joined the PM team in March 2017. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Norelli is a portfolio manager within the U.S. Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business. Mr. Headley is the Head of Mortgages on the Macro Driven investment team for the Global Fixed Income, Currency & Commodities (GFICC) group. An employee of JPMIM since 2005, Mr. Headley is responsible for overseeing the agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and commercial mortgage loan investment teams and also responsible for managing mortgage portfolios as well as developing and implementing mortgage strategies for multi-sector portfolios. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-INC-317

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 29, 2017

to the Prospectuses and Summary Prospectuses

dated July 1, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Unconstrained Debt Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers — Unconstrained Debt Fund” is hereby deleted in its entirety and replaced by the following:

Unconstrained Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, and Iain T. Stealey, Managing Director and CFA charterholder. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role, Mr. Gartside is responsible for leading and overseeing the activities of international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Mr. Stealey has served as a member of the portfolio management team for the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-UD-317

J.P. MORGAN INCOME FUNDS

JPMorgan Income Fund

JPMorgan Unconstrained Debt Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated March 29, 2017

to the Statement of Additional Information

dated July 1, 2016 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Income Fund and JPMorgan Unconstrained Debt Fund are hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Income Fund
J. Andrew Norelli	1	$2,732,495	19	$30,942	9	$743,369
Andrew Headley*	0	0	1	57,760	6	1,495,428

Unconstrained Debt Fund
Robert Michele	1	$1,178,565	3	$1,403,267	0	$0
Nicholas J. Gartside	1	1,177,977	6	1,467,390	0	0
Iain Stealey	3	2,806,936	19	7,663,769	1	1,170,658

*	As of 2/28/17.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Income Fund
J. Andrew Norelli	0	$0	0	$0	0	$0
Andrew Headley*	0	0	0	0	0	0

Unconstrained Debt Fund
Robert Michele	0	$0	0	$0	0	$0
Nicholas J. Gartside	0	0	3	975,114	0	0
Iain Stealey	0	0	3	975,114	0	0

*	As of 2/28/17.

SUP-SAI-INC-317

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager as of February 29, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Income Fund
J. Andrew Norelli						X
Andrew Headley*			X

Unconstrained Debt Fund
Robert Michele							X
Nicholas J. Gartside	X
Iain Stealey	X

*	As of 2/28/17.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE